Other assets - Schedule of other assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Jan. 03, 2021	Dec. 31, 2019
Schedule of other assets [Abstract]
Inventory of rewards	$ 54,247	$ 28,804	$ 13,315
Reward Catalogs	12,067	10,492
Recoverable taxes	10,725	44,618
Security deposit	4,274	5,774	3,549
Restricted cash		42,915
Transaction costs of the merger			9,822
Other receivables	4,949	3,588	7,259
Total other assets	86,262	136,191	33,945
Current	81,988	130,417	20,574
Non-current	$ 4,274	$ 5,774	$ 13,371